Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment
15	Property, plant and equipment

	Buildings RMB’000	Plant and machinery RMB’000	Vehicles and other equipment RMB’000	Total RMB’000
As at 1 January 2016
Cost	3,813,839	40,630,644	1,903,931	46,348,414
Accumulated depreciation	(2,216,300)	(27,279,363)	(1,495,393)	(30,991,056)
Impairment loss	(279,099)	(640,897)	(54,043)	(974,039)

Net book amount	1,318,440	12,710,384	354,495	14,383,319

Year ended 31 December 2016
Opening net book amount	1,318,440	12,710,384	354,495	14,383,319
Additions	195	149,691	16,826	166,712
Disposals	(1,300)	(33,660)	(2,173)	(37,133)
Reclassification	(4,192)	(5,573)	9,765	—
Transferred from construction in progress (Note 17)	28,652	757,157	42,782	828,591
Transferred from investment property (Note 16)	11,587	—	—	11,587
Charge for the year	(94,189)	(1,467,424)	(62,934)	(1,624,547)
Impairment loss	—	(247,058)	(7,184)	(254,242)

Closing net book amount	1,259,193	11,863,517	351,577	13,474,287

As at 31 December 2016
Cost	3,841,570	41,025,426	1,924,313	46,791,309
Accumulated depreciation	(2,303,278)	(28,330,684)	(1,511,509)	(32,145,471)
Impairment loss	(279,099)	(831,225)	(61,227)	(1,171,551)

Net book amount	1,259,193	11,863,517	351,577	13,474,287

Year ended 31 December 2017
Opening net book amount	1,259,193	11,863,517	351,577	13,474,287
Additions	—	1,231	1,694	2,925
Disposals	(736)	(14,029)	(1,659)	(16,424)
Reclassification	(22,337)	20,519	1,818	—
Transferred from construction in progress(Note 17)	3,631	1,085,101	43,484	1,132,216
Transferred to investment property (Note 16)	(24,489)	—	—	(24,489)
Transferred to lease prepayments and other assets (Note 14)	(9,066)	—	—	(9,066)
Charge for the year	(83,803)	(1,423,511)	(67,528)	(1,574,842)
Impairment loss	—	(118,179)	—	(118,179)

Closing net book amount	1,122,393	11,414,649	329,386	12,866,428

As at 31 December 2017
Cost	3,641,220	41,661,819	1,907,177	47,210,216
Accumulated depreciation	(2,239,728)	(29,299,129)	(1,516,564)	(33,055,421)
Impairment loss	(279,099)	(948,041)	(61,227)	(1,288,367)

Net book amount	1,122,393	11,414,649	329,386	12,866,428

In the year ended 31 December 2017, the amount of depreciation expense charged to cost of sales and selling and administrative expense were RMB 1,565,465 thousands and RMB 9,377 thousands, respectively (2016: RMB 1,616,117 thousands and RMB 8,430 thousands, respectively; 2015: RMB 1,706,595 thousands and RMB 2,172 thousands, respectively).

During the year ended 31 December 2017, the Group made impairment provision of RMB 118,179 thousands against these property, plant and equipment which will be redundant and replaced by new facilities (2016: RMB 254,242 thousands).